Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($) Rate	Dec. 31, 2020 USD ($) Rate
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for Therivel (2)	Compensation Actually Paid to Therivel (3)	Summary Compensation Table Total for Meyers (2)	Compensation Actually Paid to Meyers (3)	Average Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income	ROC (6)
							Total Shareholder Return	Peer Group Total Shareholder Return (5)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)
2023	$10,860,139	$20,292,980	N/A	N/A	$3,430,601	$5,828,296	$115.00	$84.00	$57,916,965	2.1%
2022	$6,908,886	$(2,341,165)	N/A	N/A	$2,521,829	$845,152	$58.00	$81.00	$34,766,807	1.5%
2021	$6,438,260	$10,105,410	N/A	N/A	$2,461,077	$2,394,782	$87.00	$86.00	$159,773,095	4.3%
2020	$9,234,730	$4,710,075	$8,663,596	$6,204,143	$2,416,338	$2,001,881	$85.00	$94.00	$233,135,149	5.1%
(1)The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
2023: Laurent C. Therivel served as the Company's PEO for the entirety of 2023 and the company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Kevin R. Lowell.
2022 and 2021: Laurent C. Therivel served as the Company's PEO for the entirety of 2022 and 2021 and the company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Deirdre C. Drake.
2020: Laurent C. Therivel assumed the role of PEO on July 1, 2020 and Kenneth R. Meyers, served as the PEO during 2020 through June 30, 2020. The Company's other NEOs for 2020 were: Douglas W. Chambers, Jay M. Ellison, Michael S. Irizarry, and Deirdre C. Drake.
(2)Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Therivel and Meyers, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than the PEO for such years.
(3)To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Therivel and Meyers and for the average of the other NEOs is set forth following the footnotes to this table.
(4)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
(6)The LTICC uses Return on Capital as our Company selected metric, which is calculated as earnings before interest, adjusted for income tax impacts, divided by the sum of total debt, right of use lease liabilities, and total equity. This metric is the sole metric used to measure performance under the PSU awards.

Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
Laurent C. Therivel
2023	$10,860,139	$(8,028,781)	$14,666,237	$2,737,303	$28,330	$29,752	$20,292,980
Other NEO's (Average)
2023	$3,430,601	$(2,366,495)	$4,386,915	$326,138	—	$51,137	$5,828,296
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Company Selected Measure Name	Return on Capital
Named Executive Officers, Footnote	The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
2023: Laurent C. Therivel served as the Company's PEO for the entirety of 2023 and the company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Kevin R. Lowell.
2022 and 2021: Laurent C. Therivel served as the Company's PEO for the entirety of 2022 and 2021 and the company's other NEOs were: Douglas W. Chambers, Michael S. Irizarry, and Deirdre C. Drake.
2020: Laurent C. Therivel assumed the role of PEO on July 1, 2020 and Kenneth R. Meyers, served as the PEO during 2020 through June 30, 2020. The Company's other NEOs for 2020 were: Douglas W. Chambers, Jay M. Ellison, Michael S. Irizarry, and Deirdre C. Drake.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
Laurent C. Therivel
2023	$10,860,139	$(8,028,781)	$14,666,237	$2,737,303	$28,330	$29,752	$20,292,980
Other NEO's (Average)
2023	$3,430,601	$(2,366,495)	$4,386,915	$326,138	—	$51,137	$5,828,296
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 3,430,601	$ 2,521,829	$ 2,461,077	$ 2,416,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,828,296	845,152	2,394,782	2,001,881
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
Laurent C. Therivel
2023	$10,860,139	$(8,028,781)	$14,666,237	$2,737,303	$28,330	$29,752	$20,292,980
Other NEO's (Average)
2023	$3,430,601	$(2,366,495)	$4,386,915	$326,138	—	$51,137	$5,828,296
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is a list of financial performance measures, which in the Company's assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023. Please see the Compensation Discussion & Analysis for further information regarding these measures and how they were used in the 2023 executive compensation program, including the UScellular Annual Incentive Plan and the 2023 performance share units.
•Return on Capital
•Consolidated Total Service Revenues
•Consolidated Operating Cash Flow
•Consolidated Capital Expenditures

Total Shareholder Return Amount	$ 115.00	58.00	87.00	85.00
Peer Group Total Shareholder Return Amount	84.00	81.00	86.00	94.00
Net Income (Loss)	$ 57,916,965	$ 34,766,807	$ 159,773,095	$ 233,135,149
Company Selected Measure Amount | Rate	0.021	0.015	0.043	0.051
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Capital
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Total Service Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Capital Expenditures
Laurent C. Therivel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,860,139	$ 6,908,886	$ 6,438,260	$ 9,234,730
PEO Actually Paid Compensation Amount	$ 20,292,980	$ (2,341,165)	$ 10,105,410	$ 4,710,075
PEO Name	Laurent C. Therivel	Laurent C. Therivel	Laurent C. Therivel	Laurent C. Therivel
Kenneth R. Meyers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 8,663,596
PEO Actually Paid Compensation Amount				$ 6,204,143
PEO Name				Kenneth R. Meyers
PEO | Laurent C. Therivel [Member] | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,028,781)
PEO | Laurent C. Therivel [Member] | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,666,237
PEO | Laurent C. Therivel [Member] | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,737,303
PEO | Laurent C. Therivel [Member] | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,330
PEO | Laurent C. Therivel [Member] | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,752
Non-PEO NEO | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,366,495)
Non-PEO NEO | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,386,915
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,138
Non-PEO NEO | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 51,137